Capital Stock (Details 1) - $ / shares	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Ending balance, Number of stock options	3,289,938	4,305,758
Ending balance, Weighted average exercise price per share	$ 1.19	$ 1.09
Warrants exercised, Number of stock options		(4,017,857)
Warrants exercised, Weighted average exercise price per share		$ 1.10
Warrants issued. Number of stock options	20,391,114	3,002,037
Warrants issued, Weighted average exercise price per share	$ 0.89	$ 1.21
Ending balance, Number of stock options	23,681,052	3,289,938
Ending balance, Weighted average exercise price per share	$ 0.94	$ 1.19